Segment Information and Revenue Analysis	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

NOTE 20 – SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company's revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The Company's operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2019, 2018 and 2017.

	For the years ended June 30,
	2019	2018	2017
Mainland China	$60,398,820	$47,196,671	$30,822,390
Singapore	2,525,489	-	-
Hong Kong	1,961,763	1,414,175	362,892
Australia	46,865	210,984	176,694
Taiwan	-	116,763	-
	$64,932,937	$48,938,593	$31,361,976

The following table presents revenues by the service lines for the years ended June 30, 2019, 2018 and 2017.

	For the years ended June 30,
	2019	2018	2017
IT consulting service	$61,755,355	$47,159,651	$29,146,470
Customized IT solution service	3,041,482	1,634,100	1,846,423
Other	136,100	144,842	369,083
Total	$64,932,937	$48,938,593	$31,361,976